Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 20,345	$ 17,476
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	16,216	14,239
Intangible assets other than goodwill	4,059	3,170	$ 2,151
Total of deferred acquisition costs and other intangible assets	20,275	17,409	15,008
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	34	38	43
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	4,025	3,132
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	16,182	14,206	12,758
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	34	33	$ 99
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 70	$ 67